Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments [Abstract]
Finance Leases, 2025 (9 months)	$ 211
Operating Leases, 2025 (9 months)	108
Finance Leases, 2026	316
Operating Leases, 2026	148
Finance Leases, 2027	316
Operating Leases, 2027	152
Finance Leases, 2028	247
Operating Leases, 2028	38
Finance Leases, 2029	55
Operating Leases, 2029
Finance Leases, Total lease payments	1,145
Operating Leases, Total lease payments	446
Finance Leases, Less imputed interest	(93)
Operating Leases, Less imputed interest	(28)
Finance Leases, Present value of future minimum lease payments	1,052
Operating Leases, Present value of future minimum lease payments	418
Finance Leases, Less current obligations under leases	(247)
Operating Leases, Less current obligations under leases	(129)	(23)
Finance Leases, Non-current lease obligations	805
Operating Leases, Non-current lease obligations	$ 289